Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Ordinary Shares		Additional Paid in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Sep. 30, 2020		$ 6,750	[1]	$ 79,810	$ 1,120,791	$ 9,601,241	$ (6,129)	$ 10,802,463
Balance (in Shares) at Sep. 30, 2020	[1]	135,000,000
Net income			[1]			2,631,706		2,631,706
Statutory reserve			[1]		346,129	(346,129)
Foreign currency translation gain(loss)			[1]				594,716	594,716
Balance at Sep. 30, 2021		$ 6,750	[1]	79,810	1,466,920	11,886,818	588,587	14,028,885
Balance (in Shares) at Sep. 30, 2021	[1]	135,000,000
Net income			[1]			2,706,527		2,706,527
Statutory reserve			[1]		184,502	(184,502)
Foreign currency translation gain(loss)			[1]				(1,499,721)	(1,499,721)
Balance at Sep. 30, 2022		$ 6,750	[1]	79,810	1,651,422	14,408,843	(911,134)	15,235,691
Balance (in Shares) at Sep. 30, 2022	[1]	135,000,000
Net income			[1]			2,878,230		2,878,230
Issuance of ordinary shares in initial public offerings, gross		$ 1,000	[1]	7,999,000				8,000,000
Issuance of ordinary shares in initial public offerings, gross (in Shares)	[1]	20,000,000
Cost directly related to the initial public offering			[1]	(1,978,222)				1,978,222
Exercise of over-allotment option		$ 47	[1]	378,793				378,840
Exercise of over-allotment option (in Shares)	[1]	947,100
Cost directly related to the exercise of option				(42,202)				42,202
Statutory reserve			[1]		359,468	(359,468)
Foreign currency translation gain(loss)			[1]				(493,232)	(493,232)
Balance at Sep. 30, 2023		$ 7,797	[1]	$ 6,437,179	$ 2,010,890	$ 16,927,605	$ (1,404,366)	$ 23,979,105
Balance (in Shares) at Sep. 30, 2023	[1]	155,947,100

[1]	Retrospectively restated for effect of a 20-for-1 forward split on February 8, 2024.